UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549



FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 1SG OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
__X__Rule I 5Ga-1 under the Exchange Act (17 CFR 240. 15Ga-1) for the reporting period:

July 1, 2012 To September 30, 2012

Date of Report (Date of earliest event reported):
September 30, 2012

Commission File Number of securitizer: ___________________

Central Index Key Number of securitizer: 0001550023

Name and telephone number, including area code, of the person to contact in connection with this filing: Taige P.
Thornton, 651-290-8784


Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1 (c)(1) []

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

SIGNATURES
Pursuant to the requirements of the Securities
Exchange Act of 1934, the reporting entity has duly
caused this report to be signed on its behalf by the
undersigned hereunto duly authorized.
_________/s/ Taige P. Thornton__________________
President and CEO, Northstar Capital Markets Services, Inc.
Under authority of Master Servicing Agreement dtd, August 27, 2010

Date:  November 6, 2012